GoalMine Fixed Income Fund
RISK/RETURN
Investment Objective:
The Fixed Income Fund seeks high current income and, as a secondary objective, capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		GoalMine Fixed Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions		none
Redemption Fee (as a percentage of amount redeemed for shares held less than 180 days)		2.00%
Exchange Fee		none
Maximum Account Maintenance Fee	[1]	12.00
[1]	The Fund charges a monthly account maintenance fee of $1.00 on shareholder accounts that have a balance of less than $2,500 for any reason, although the Fund may waive the fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GoalMine Fixed Income Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		552.40%
Acquired Fund Fees and Expenses	[1]	0.12%
Total Annual Fund Operating Expenses		553.77%
Fee Waiver and/or Reimbursement	[2]	(552.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.12%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse Fund expenses at 1.00% until May 31, 2012, and 3.00% until May 31, 2020. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GoalMine Fixed Income Fund	114	775	1,460	3,290

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies:

 The Fixed Income Fund will invest in a combination of fixed income, short-term and equity securities primarily through exchange-traded funds ("ETFs") and mutual funds (collectively, the "Income Underlying Funds") in order to meet its investment objectives.

Under normal market conditions, the Fixed Income Fund invests (long or short) at least 80% of its assets in fixed income securities.  For purposes of meeting this 80% investment policy, the Fund defines fixed income securities to include cash equivalents, money market funds, short-term debt, bonds and ETFs that invest primarily in short-term debt and/or bonds. The Fixed Income Fund allocates assets among the Income Underlying Funds according to an asset allocation range. Under normal conditions, the Fixed Income Fund's asset allocation over time should reflect the following:

Investment Grade Bonds	70-100%
Cash Equivalent and Short-Term	0- 3 0%
Equities and Non-Investment Grade Bonds	0- 2 0%

The investment grade bonds portion of the allocation includes U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that are publicly issued.  The Fund will primarily look to gain these exposures indirectly through the purchase of Bond ETF's that adhere to these characteristics.  The Fund defines investment grade bonds as fixed income securities or loans rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality.  Non-investment grade bonds are fixed income securities rated below Baa3 by Moody's or below BBB- by S&P, or if unrated, determined by the adviser to be of similar quality.  The Fund maintains a dollar-weighted average maturity, which generally does not exceed 15 years, again by buying Bond ETFs or other securities that will largely reflect these characteristics.

Under normal conditions up to 3 0% of the fund may be invested in short-term cash equivalents and money market funds with normal maturities of less than one year. These instruments may be government or other high quality issues and will normally be bought through a money market mutual fund that adheres to these policies. The Fund may invest up to 2 0% of its assets in equities or equity funds. These funds may be broad equity market index ETFs or other equity funds selected by the adviser.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

For each asset class in the target allocation the adviser will generally choose one or more Income Underlying Funds to represent the asset class. The adviser chooses the Fixed Income Underlying Funds based on likely contributions to total return based on the asset allocation desired, based on expenses of the Fixed Income Underlying Funds, and based on comparisons of each of the Fixed Income Underlying Fund's performance to respective benchmarks. The adviser monitors the performance of the Fixed Income Underlying Funds, in terms of total return, price volatility, and diversification, on a regular basis, and when an Fixed Income Underlying Fund no longer meets the adviser's investment criteria, such Fixed Income Underlying Fund may be sold and new Fixed Income Underlying Funds may be purchased.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investment in securities as well as the Fund's indirect risks through investing in Income Underlying Funds.

Below-Investment Grade Securities Risk: High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.

  Credit Risk:  Issuers may default on interest and principal payments due the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition declines.

  Income Underlying Funds Risk:  You will indirectly bear fees and expenses charged by the Fixed Income Underlying Funds in addition to the Fixed Income Fund's direct fees and expenses.

  Interest Rate Risk:  Rising interest rates could cause the Fixed Income Fund's value to decline as the market value of the Income Underlying Funds' fixed income securities declines.

  Limited History of Operations:  The Fixed Income Fund is a relatively new mutual fund and has a limited history of operations.

  Management Risk:  The adviser's discretion to deviate from the Fixed Income Fund's target asset allocation ranges could cause the Fixed Income Fund to lose value or not produce the desired results.  The adviser's judgments about the income from or potential appreciation of a particular security or Income Underlying Fund in which the Fund invests may prove to be incorrect.

  Market Risk: The value of the Fixed Income Fund's shares will fluctuate as a result of the movement of the overall bond and stock markets or of the value of the Income Underlying Funds, and you could lose money.

  Non-Diversification Risk: As a non-diversified fund of funds, the Fixed Income Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Prepayment Risk: The ability of an issuer of a debt security to repay principal prior to a debt security's maturity date could cause the Fixed Income Fund's interest income to decline.

Performance:

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

GoalMine Balanced Growth Fund
RISK/RETURN
Investment Objective:
The Balanced Fund seeks to provide moderate long-term capital appreciation and low current income generation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		GoalMine Balanced Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load)(as a percentage of redemption proceeds)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions		none
Redemption Fee (as a percentage of amount redeemed for shares held less than 180 days)		2.00%
Exchange Fee		none
Maximum Account Maintenance Fee	[1]	12.00
[1]	The Fund charges a monthly account maintenance fee of $1.00 on shareholder accounts that have a balance of less than $2,500 for any reason, although the Fund may waive the fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GoalMine Balanced Growth Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	552.40%
Acquired Fund Fees and Expenses	[1][2]	0.12%
Total Annual Fund Operating Expenses		553.77%
Fee Waiver and/or Reimbursement	[3]	(552.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.12%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses Fund expenses at 1.00% until May 31, 2012, and 3.00% until May 31, 2020. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
GoalMine Balanced Growth Fund	114	775

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objectives by investing primarily in equity, fixed income and short-term securities through exchange-traded funds ("ETFs") and mutual funds (collectively, the "Growth Underlying Funds") using a balanced target asset allocation designed for investors seeking moderate long term capital appreciation with low income.

The Balanced Fund's asset allocation over time should reflect the following:

Equities	30-60%
Fixed Income	30-60%
Cash Equivalents and Short Term	0-20%

Under normal circumstances, the Fund will hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.  The equities portion of the allocation will be invested in “ Growth Underlying Funds ”, which will be unaffiliated open-end investment companies (mutual funds) or exchange-traded funds (ETFs). At its discretion, the adviser will allocate the equities portion of the investment amongst funds that seek to mirror common broad-based equity market indices, both foreign and domestic, as well as amongst actively traded funds that focus on particular investing styles or market capitalizations.

More than 80% of the fixed income portion of the allocation includes all U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. The Fund defines investment grade bonds as fixed income securities rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality.  Non-investment grade bonds are fixed income securities rated below Baa3 by Moody's or below BBB- by S&P, or if unrated, determined by the adviser to be of similar quality.  The balance of the fixed income portion of the allocation can include non-investment grade bonds. The Fund will look to gain these exposures indirectly through the purchase of bond ETF's that adhere to these characteristics.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

For each asset class in the target allocation strategy the adviser will generally choose one or more Growth Underlying Funds to represent the asset class. The adviser chooses the Growth Underlying Funds for the Balanced Fund based on likely contributions to total return based on the asset allocation desired, expenses of the Growth Underlying Funds, and on comparisons of each of the Growth Underlying Fund's performance to respective benchmarks. The adviser monitors the performance of the Growth Underlying Funds, in terms of total return, price volatility, and diversification, on a regular basis, and when a Growth Underlying Fund no longer meets the adviser's investment criteria, such Growth Underlying Fund may be sold and new Growth Underlying Funds may be purchased.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investment in securities as well as the Fund's indirect risks through investing in Growth Underlying Funds.

  Credit Risk:  Issuers may default on interest and principal payments due the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition declines.

  Foreign Risk:  The Fund will be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

  Foreign Currency Risk:  The value of foreign securities is affected by the value of the local currency relative to the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

  Growth Underlying Funds Risk:  You will indirectly bear fees and expenses charged by the Growth Underlying Funds in addition to the Balanced Fund's direct fees and expenses.

  Interest Rate Risk:  Rising interest rates could cause the Balanced Fund's value to decline as the market value of the Growth Underlying Funds' fixed income securities declines.

  Limited History of Operations:  The Balanced Fund is a new mutual fund and has a limited history of operations.

  Management Risk:  The adviser's discretion to deviate from the Balanced Fund's target asset allocation ranges could cause the Balanced Fund to lose value or not produce the desired results.  The adviser's judgments about the income from or potential appreciation of a particular security or Growth Underlying Fund in which the Fund invests may prove to be incorrect.

  Market Risk: The value of the Balanced Fund's shares will fluctuate as a result of the movement of the overall bond and stock markets or of the value of the Growth Underlying Funds, and you could lose money.

  Non-Diversification Risk: As a non-diversified fund of funds, the Balanced Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Prepayment Risk: The ability of an issuer of a debt security to repay principal prior to a debt security's maturity date could cause the Balanced Fund's interest income to decline.

  Small-Cap and Mid-Cap Risk : Direct investments in individual small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.